Short-term Borrowings and Long-term Borrowings	9 Months Ended
Sep. 30, 2022
Short-term Borrowings and Long-term Borrowings
Short-term Borrowings and Long-term Borrowings

13. Short-term Borrowings and Long-term Borrowings

Borrowings consist of the following:

						As of
					Interest Rate	December 31,	September 30,
	Maturity Date	Classification	Principal Amount		Per Annum	2021	2022
Convertible debt (1)	May 1, 2028	Non-current	US$	862,500	0.25%	5,397,941	6,024,126
Secured bank loan (2)	February 15, 2027	Current and Non-current	RMB	900,000	5-year LPR - 0.40%	—	900,000
Credit guaranteed borrowing (3)	June 29, 2024	Current and Non-current	US$	100,000	SOFR	—	709,980
Secured bank loan (4)	September 28, 2029	Current and Non-current	RMB	600,000	4.80%	600,000	600,000
Secured borrowing (5)	June 21, 2034	Non-current	RMB	311,735	5-year LPR - 0.60%	—	311,735
Credit guaranteed borrowing (6)	July 26, 2025	Current and Non-current	RMB	300,000	3.70%	—	300,000
Unsecured borrowing (7)	March 8, 2024	Non-current	RMB	260,000	1-year LPR - 0.70%	—	260,000
Secured borrowing (8)	March 25, 2025	Current and Non-current	RMB	249,255	4.00%	—	249,255
Unsecured borrowing (9)	April 19, 2023	Current	RMB	137,180	1-year LPR - 0.20%	—	137,180
Total borrowings						5,997,941	9,492,276

13. Short-term Borrowings and Long-term Borrowings (Continued)

The total borrowings are classified as short-term borrowings and long-term borrowings:

	As of
	December 31, 2021	September 30, 2022
Short-term borrowings:
Unsecured borrowing (9)	—	137,180
Current portion of Secured bank loan (2)	—	110,000
Current portion of Credit guaranteed borrowing (6)	—	100,000
Current portion of Secured borrowing (8)	—	99,702
Current portion of Secured bank loan (4)	37,042	74,083
Current portion of Credit guaranteed borrowing (3)	—	7,100
Total short-term borrowings	37,042	528,065

	As of
	December 31, 2021	September 30, 2022
Long-term borrowings:
Convertible debt (1)	5,397,941	6,024,126
Non-current portion of Secured bank loan (2)	—	790,000
Non-current portion of Credit guaranteed borrowing (3)	—	702,880
Non-current portion of Secured bank loan (4)	562,958	525,917
Secured borrowing (5)	—	311,735
Unsecured borrowing (7)	—	260,000
Non-current portion of Credit guaranteed borrowing (6)	—	200,000
Non-current portion of Secured borrowing (8)	—	149,553
Total long-term borrowings	5,960,899	8,964,211
Total borrowings	5,997,941	9,492,276
(1)	In April 2021, the Company issued and sold convertible debt in an aggregate principal of US$862,500 through a private placement. The convertible debt will mature in 2028, bearing the interest at a rate of 0.25% per annum. The related interest is payable semiannually in arrears on May 1 and November 1 of each year, beginning on November 1, 2021. The net proceeds from this offering were approximately US$844,876, equivalent to RMB5,533,238.

The convertible debt may be converted, at an initial conversion rate of 35.2818 American depositary shares (the “ADSs”) per US$1,000 principal amount (which represents an initial conversion price of approximately US$28.34 per ADSs) at each holder’s option at any time on or after November 1, 2027, until the close of business on the second scheduled trading day immediately preceding the maturity date of May 1, 2028. Upon conversion, the Company will pay or deliver to such converting holders, as the case may be, either cash, ADSs, or a combination of cash and ADSs, at its election.

The initial conversion price of US$28.34 per ADSs, or US$14.17 per Class A Ordinary Share (the latter represents the effective cost per Class A Ordinary Share), represents a discount of approximately 26.56% to the maximum Public Offer Price of HK$150.00 per Class A Ordinary Share. The initial conversion rate may be adjusted in certain circumstances, including but not limited to when the Company effects a share split or share combination. As of September 30, 2022, no adjustment had been made to the initial conversion rate.

Holders of the convertible debt have the rights to require the Company to repurchase all or a portion for their convertible debt on May 1, 2024 and May 1, 2026 or in the event of certain fundamental changes, at a repurchase price equal to 100% of the principal amount of the convertible debt to be repurchased, plus accrued and unpaid interest.

13. Short-term Borrowings and Long-term Borrowings (Continued)

The Company accounted for the convertible debt as a single instrument measured at its amortized cost as long-term borrowings on the unaudited condensed consolidated balance sheets. The issuance costs were recorded as an adjustment to the long-term borrowings and are amortized as interest expense using the effective interest method over the contractual life to the maturity date (i.e., May 1, 2028). For the nine months ended September 30, 2021 and 2022, the convertible debt related interest expense was US$2,172 (RMB13,993) and US$3,215 (RMB22,871), respectively. As of December 31, 2021 and September 30, 2022, the principal amount of the convertible debt was RMB5,499,041 and RMB 6,123,578, and the unamortized debt issuance cost was RMB101,100 and RMB99,452, respectively.

(2)	In February, 2022, the Group entered into a 5-year pledged loan agreement with a commercial bank in the PRC, with total principal of RMB900,000. This loan was pledged by certain manufacturing facilities of the Group. As of September 30, 2022, the interest rate was between 3.90% to 4.05% per annum. The outstanding loan principal of RMB110,000 is due within 12 months, which is classified as current portion of long-term borrowing and the remaining portion of principal of RMB790,000 is presented as a long-term borrowing.

The borrowing contain covenants which includes limitations on certain asset sales and a requirement to maintain current assets above RMB5,000. The Group is in compliance with all of the loan covenants as of September 30, 2022.

(3)	In June 2022, the Group entered into loan agreements with a commercial bank pursuant to which the Group is entitled to borrow the group of banks from time to time until June 2024 up to an aggregate of US$200,000. In June 2022, the Group made the drawdown in the amount of US$100,000 (RMB709,980). Interest accrues on the principal amounts of the loans outstanding at an annual rate equal to the SOFR. As of September 30, 2022, the outstanding loan principal of RMB7,100 is due within 12 months, which is classified as current portion of long-term borrowing and the remaining portion of principal of RMB702,880 is presented as a long-term borrowing.
(4)	In September 2021, the Group entered into a loan facility agreement with a commercial bank in the PRC, which allows the Group to draw borrowings up to RMB1,009,900 as of periods ended September 28, 2029. The borrowings bear annual interest rate of 4.8% and were guaranteed by certain production facilities and toolings of the Group. As of September 30, 2022, the outstanding loan principal was RMB600,000, of which RMB74,083 will be due within 12 months, which is classified as current portion of long-term borrowing and the remaining balance of RMB525,917 will be due in October 1, 2023 and thereafter, which is classified as long-term borrowing. The unused credit limits under these facilities was RMB409,900 as of September 30, 2022.
(5)	In June 2022, the Group entered into a credit agreement with a group of banks pursuant to which the Group is entitled to borrow from the group of banks from time to time up to an aggregate of RMB3,000,000 until April 2024. The related principle is payable semiannually in arrears in June and December of each year, from June 2025 to June 2034. The related interest is payable quarterly in arrears on the twentieth of the last month of every quarter, from September 2022 to June 2034. As of September 30 2022, the Group made drawdown in the amount of RMB311,735. The loan is secured by the pledge of certain Groups land use rights and property relating to the production of electric vehicles, when the certificates of land use rights and property are approved and provided by the local authorities. Interest accrues on the principal amounts of the loans outstanding at an annual rate equal to the 5-year Loan Prime Rate (“LPR”) published by the National Interbank Funding Center, minus 0.6%. Borrowings under this credit agreement are classified as long-term borrowing.

13. Short-term Borrowings and Long-term Borrowings (Continued)

(6)	In July 2022, the Group entered into a 3-year loan agreement with a commercial bank in the PRC, with total principal of RMB300,000. The related principal is payable semiannually in arrears in January and July of each year, beginning from January 2023, until July 2025. The related interest is payable quarterly in arrears on the twenty-first of the last month of every quarter, from September 2022 to July 2025. As of September 30, 2022, the interest rate was 3.70% per annum and an outstanding loan principal of RMB100,000 is due within 12 months, which is classified as current portion of long-term borrowing and the remaining portion of principal of RMB200,000 is presented as a long-term borrowing.
(7)	In September 2022, the Group entered into a 18 month loan agreement with a commercial bank in the PRC, with total principal of RMB260,000. As of September 30, 2022, the annual interest rate was 1-year Loan Prime Rate (“LPR”) published by the National Interbank Funding Center, minus 0.7% per annum and all outstanding loan principal of RMB260,000 was presented as a long-term borrowing.
(8)	In February 2022, the Group entered into an asset transfer agreement with a finance lease company to sell certain production facilities and equipment in Changzhou Production Base with a total consideration of RMB299,106. Immediately after the transfer, the Group entered into a lease agreement to lease back the production facilities and equipment for the period starting from March 25, 2022 to March 25, 2025, and further obtained an option to repurchase the production facilities and equipment with the notional amount of RMB0.001 on March 25, 2025.

As the repurchase option is not at the fair value of the assets when the option is exercised, and the assets repurchased are designed for the use of the Group, and no alternative assets that are substantially the same as the transferred assets are readily available in the market, as a result, the transaction did not qualify for the sales accounting, and was accounted for as a financing transaction and the Group recorded the sales proceeds as a borrowing in the unaudited condensed consolidated balance sheets. The Group repaid a portion of the principal in the amount of RMB49,851 for the nine months ended September 30, 2022. As of September 30, 2022, outstanding loan principal of RMB99,702 is due within 12 months, which is classified as current portion of long-term borrowing and the remaining portion of principal of RMB149,553 is presented as a long-term borrowing.

(9)	In December 2021 and April 2022, the Group entered into 1-year loan agreement and supplemental agreement with a commercial bank in the PRC, which the Group is entitled to borrow from time to time until December 2022 up to an aggregate of RMB500,000. As of September 30, 2022, the annual interest rate was 1-year Loan Prime Rate (“LPR”) published by the National Interbank Funding Center, minus 0.2% per annum and all outstanding loan principal of RMB137,180 was presented as a short-term borrowing.